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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, DC 20549

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                                   FORM N-PX

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              ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                 Investment Company Act file number: 811-08934

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                  VOYA STRATEGIC ALLOCATION PORTFOLIOS, INC.
              (Exact name of registrant as specified in charter)

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                   7337 E. Doubletree Ranch Road, Suite 100
                             Scottsdale, AZ 85258
              (Address of principal executive offices) (Zip code)

      (Name and address of agent for service)           With copies to:

              Theresa K. Kelety, Esq.               Elizabeth J. Reza, Esq.
               Voya Investments, LLC                    Ropes & Gray LLP
      7337 E. Doubletree Ranch Road, Suite 100         Prudential Tower,
                Scottsdale, AZ 85258                  800 Boylston Street
                                                        Boston, MA 02199

      Registrant's telephone number, including area code: (800) 992-0180

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          Date of fiscal year end: December 31

          Date of reporting period: July 1, 2016 - June 30, 2017

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Item 1. Proxy Voting Record

******************************* FORM N-PX REPORT *******************************


ICA File Number: 811-08934
Reporting Period: 07/01/2016 - 06/30/2017
Voya Strategic Allocation Portfolios, Inc.


=============== Voya Strategic Allocation Conservative Portfolio ===============


CREDIT SUISSE COMMODITY STRATEGY FUNDS

Ticker:       CRSAX-US       Security ID:  22544R305
Meeting Date: MAR 14, 2017   Meeting Type: Special
Record Date:  JAN 03, 2017

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Director John G. Popp             For       For          Management
1.2   Elect Director Laura A. DeFelice        For       For          Management
1.3   Elect Director Mahendra R. Gupta        For       For          Management


--------------------------------------------------------------------------------

ISHARES TRUST

Ticker:                      Security ID:  464287598
Meeting Date: JUN 19, 2017   Meeting Type: Special
Record Date:  MAY 02, 2017

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Director Jane D. Carlin           For       For          Management
1.2   Elect Director Richard L. Fagnani       For       For          Management
1.3   Elect Director Drew E. Lawton           For       For          Management
1.4   Elect Director Madhav V. Rajan          For       For          Management
1.5   Elect Director Mark Wiedman             For       For          Management




================== Voya Strategic Allocation Growth Portfolio ==================


CREDIT SUISSE COMMODITY STRATEGY FUNDS

Ticker:       CRSAX-US       Security ID:  22544R305
Meeting Date: MAR 14, 2017   Meeting Type: Special
Record Date:  JAN 03, 2017

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Director John G. Popp             For       For          Management
1.2   Elect Director Laura A. DeFelice        For       For          Management
1.3   Elect Director Mahendra R. Gupta        For       For          Management


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ISHARES TRUST

Ticker:                      Security ID:  464287598
Meeting Date: JUN 19, 2017   Meeting Type: Special
Record Date:  MAY 02, 2017

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Director Jane D. Carlin           For       For          Management
1.2   Elect Director Richard L. Fagnani       For       For          Management
1.3   Elect Director Drew E. Lawton           For       For          Management
1.4   Elect Director Madhav V. Rajan          For       For          Management
1.5   Elect Director Mark Wiedman             For       For          Management




================= Voya Strategic Allocation Moderate Portfolio =================


CREDIT SUISSE COMMODITY STRATEGY FUNDS

Ticker:       CRSAX-US       Security ID:  22544R305
Meeting Date: MAR 14, 2017   Meeting Type: Special
Record Date:  JAN 03, 2017

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Director John G. Popp             For       For          Management
1.2   Elect Director Laura A. DeFelice        For       For          Management
1.3   Elect Director Mahendra R. Gupta        For       For          Management


--------------------------------------------------------------------------------

ISHARES TRUST

Ticker:                      Security ID:  464287598
Meeting Date: JUN 19, 2017   Meeting Type: Special
Record Date:  MAY 02, 2017

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Director Jane D. Carlin           For       For          Management
1.2   Elect Director Richard L. Fagnani       For       For          Management
1.3   Elect Director Drew E. Lawton           For       For          Management
1.4   Elect Director Madhav V. Rajan          For       For          Management
1.5   Elect Director Mark Wiedman             For       For          Management



========== END N-PX REPORT

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                                  SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VOYA STRATEGIC ALLOCATION PORTFOLIOS, INC.

By:    /s/ Shaun P. Mathews
       ----------------------------------------
       Shaun P. Mathews
       President and Chief Executive Officer

Date:  August 25, 2017